BBH Fund, Inc.


									June 1, 2007

U. S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

To whom it may concern:

Please note that on May 25, 2007 an N-Q filing was made for the BBH Fund, Inc. that contained information for the BBH Trust. The N-Q filing made for the BBH Fund, Inc. was not required and should be should be disregarded.


Sincerely
John C. Smith II
Assistant Treasurer- BBH Fund, Inc.